EARNINGS OR LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share [Table Text Block]

	Year Ended December 31,
	2022	2021
Net loss for the year	($114,276)	($4,923)

Weighted average number of shares on issue - basic	263,122,252	244,749,772
Weighted average number of shares on issue - diluted(1)	263,122,252	244,749,772

Loss per share - basic and diluted	($0.43)	($0.02)
(1)For the year ended December 31, 2022, diluted weighted average number of shares excluded 5,579,618 (2021 - 2,014,379) options, 5,000,000 (2021 - 5,000,000) warrants, 1,177,594 restricted and performance share units (2021 - 701,250), nil (2021 - 16,327,598) common shares issuable under the 2018 convertible debentures (Note 21(a)) and 13,888,895 common shares issuable under the 2021 convertible debentures (2021- 13,888,895) (Note 21(a)) that were anti-dilutive.